Debt - Additional Information (Detail) (USD $)			3 Months Ended		3 Months Ended		3 Months Ended		3 Months Ended		3 Months Ended		3 Months Ended
	Mar. 31, 2013	Dec. 31, 2012	Mar. 31, 2013 7.125% Senior Secured Notes, due April 2017 Secured Debt	Dec. 31, 2012 7.125% Senior Secured Notes, due April 2017 Secured Debt	Mar. 31, 2013 10.25% Senior Notes, due April 2019 Senior Notes	Dec. 31, 2012 10.25% Senior Notes, due April 2019 Senior Notes	Mar. 31, 2013 10.5% Senior Notes, due October 2017 Senior Notes	Dec. 31, 2012 10.5% Senior Notes, due October 2017 Senior Notes	Mar. 31, 2013 3.375% Convertible Senior Notes, due June 2038 Convertible Debt	Dec. 31, 2012 3.375% Convertible Senior Notes, due June 2038 Convertible Debt	Mar. 31, 2013 Letter of Credit Senior Secured Credit Facility	Apr. 03, 2012 Letter of Credit Senior Secured Credit Facility	Mar. 31, 2013 Revolving Credit Facility Senior Secured Credit Facility	Apr. 03, 2012 Revolving Credit Facility Senior Secured Credit Facility
Debt Instrument [Line Items]
Credit facility borrowing capacity														$ 75,000,000
Carrying value	866,046,000	865,067,000	300,000,000	300,000,000	200,000,000	200,000,000	294,724,000	294,503,000	67,812,000	67,054,000
Credit agreement execution date													Apr. 03, 2012
Sublimit for issuance of letters of credit												25,000,000
Credit facility amount outstanding													0
Letters of credit issued amount under the senior secured revolving credit facility											1,100,000
Remaining borrowing capacity under senior secured revolving credit facility													73,900,000
Revolving credit facility maturity date													Apr. 03, 2017
Credit facility interest rate description													Borrowings under the Credit Facility bear interest, at the Company's option, at either (i) the Alternate Base Rate ("ABR") (the highest of the administrative agent's corporate base rate of interest, the federal funds rate plus 0.5%, or the one-month Eurodollar rate (as defined in the Credit Agreement) plus 1%), plus an applicable margin that ranges between 3.0% and 4.5%, depending on the Company's leverage ratio, or (ii) the Eurodollar rate plus an applicable margin that ranges between 4.0% and 5.5%, depending on the Company's leverage ratio
Commitment fee on unused availability under the credit facility													0.75%
Minimum outstanding letters of credit under credit facility to maintain compliance with maximum secured leverage ratio											10,000,000
Debt instrument percentage rate			7.125%		10.25%		10.50%		3.375%
Minimum secured indebtedness for reinstating liens on collateral							375,000,000
Percentage of minimum consolidated tangible assets for reinstating liens on collateral							15.00%
Lien release date							April 3, 2012
Maximum secured indebtedness for releasing liens							375,000,000
Percentage of maximum consolidated tangible assets for releasing liens							15.00%
Maximum Period To Comply With Collateral Obligations (in days)							30 days
Redemption date of convertible senior note									Jun. 06, 2013
Debt instrument, earliest date the holder can require repurchase									Jun. 01, 2013
Minimum other indebtedness in default that would trigger event of cross default under certain conditions			$ 25,000,000		$ 25,000,000		$ 25,000,000		$ 25,000,000				$ 25,000,000